Property, plant and equipment - Summary of Acquisitions and Capitalized Interest by Operating Segment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	€ 1,310	€ 1,261	€ 1,459
Capitalized interest	11	14	21
Pharmaceuticals
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	831	846	1,014
Pharmaceuticals | Industrial facilities
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	634	682	769
Pharmaceuticals | Research sites
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	152	87	14
Pharmaceuticals | Other
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	45	77	231
Vaccines
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	384	405	440
Consumer Healthcare
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	€ 95	€ 10	€ 5